Share-based payments - Summary of Model Inputs for Warrants Granted (Details)	12 Months Ended
Dec. 31, 2020 kr / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Weighted average exercise price per share	kr 39.77
Grant date	July 2020
Exercise term	10 years
Weighted average expected term	9 months 18 days
Weighted average share price at grant date	kr 39.77
Expected price volatility of the Company’s shares	30.00%
Expected dividend yield	0.00%
Risk-free interest rate	0.00%